Description of Business and Summary of Significant Accounting Policies - Variable Interest Entity (Details) - shares	Jan. 08, 2021	Apr. 25, 2019	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Description of Business and Summary of Significant Accounting Policies
Treasury stock, at cost, shares held			0	56,513	56,513
TSIH | Class A Common Stock
Description of Business and Summary of Significant Accounting Policies
Treasury stock, at cost, shares held		320,513		56,513
TSIH | Class A Common Stock | Various employees
Description of Business and Summary of Significant Accounting Policies
Number of shares transferred	206,667	264,000